Long-Term Debt - Other - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) credit_facility term_loan	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Weighted-average interest rate for the Partnership's long-term debt outstanding	3.34%	3.03%
Foreign exchange (losses) gains	$ (26,933)	$ 5,335	$ 13,943
Aggregate annual long-term debt principal repayments, 2018	555,400
Aggregate annual long-term debt principal repayments, 2019	83,900
Aggregate annual long-term debt principal repayments, 2020	359,500
Aggregate annual long-term debt principal repayments, 2021	346,700
Aggregate annual long-term debt principal repayments, 2022	144,800
Aggregate annual long-term debt principal repayments, thereafter	$ 320,100
Number of term loans | term_loan	7
Long-term debt	$ 1,797,992	1,791,226
Restricted cash on deposits relating to certain term loans, collateral cross currency swaps, leasing arrangements, dry-docking expenditures and emergency repairs	$ 95,200	$ 117,000
Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.30%
Minimum | Vessel
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	126.00%
Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.25%
Maximum | Vessel
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	243.00%
Long-term Debt | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.30%
Long-term Debt | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.25%
Require Minimum Vessel Value to Outstanding Loan Principal Balance Ratios
Debt Instrument [Line Items]
Number of term loans | credit_facility	2
Long-term debt	$ 90,600
Require Minimum Vessel Value to Outstanding Loan Principal Balance Ratios | Minimum
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	110.00%
Require Minimum Vessel Value to Outstanding Loan Principal Balance Ratios | Maximum
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	135.00%